MATERIALS AND SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2020
MATERIALS AND SUPPLIES [abstract]
Schedule of materials and supplies
	2019	2020
	RMB’000	RMB’000

Raw materials	171,532	197,242
Reusable rail-line track materials	58,502	54,704
Accessories	40,224	43,584
Retailing consumables	1,001	876
	271,259	296,406